Harbor Small Cap Value Fund Investment Strategy - Harbor Small Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2025, the range of the Index was $1 million to $31.29 billion, but it is expected to change frequently. The Subadvisor employs a disciplined investment approach that seeks to identify companies that, in the Subadvisor’s view, demonstrate strong business fundamentals and earnings prospects that are not fully captured in the companies’ current market valuations. The Subadvisor uses a bottom-up investment process, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadvisor employs statistical analysis, which is designed to limit certain risks in the Fund’s portfolio versus the Fund’s benchmark. The Subadvisor may incorporate environmental, social and governance considerations as a component of its risk analysis. The Fund’s sector weightings are a result of, and secondary to, individual stock selections. The Subadvisor may sell a stock if one of the following situations arises: ■The company executes according to the Subadvisor’s investment thesis and the market recognizes it in the stock’s valuation; ■The investment process identifies a company the Subadvisor believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or ■The company’s prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. The Fund expects to invest in approximately 55 to 70 companies.